11. Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events

NOTE 10 - SUBSEQUENT EVENTS

In accordance with ASC 855, Company’s management reviewed all material events through the date of this filing and determined that there were the following material subsequent events to report:

Promissory Notes

On July 2, 2018, the Company issued a short-term note to an unrelated party for $100,000 due 60 days from the date of issuance. The note bears an interest rate of 12% per annum, and the Company has the right to pre-pay with no penalty or premium. The Company’s obligation to repay the note was secured by the grant of a security interest in the assets of the Company.

On July 2, 2018, the Company received $50,000 for a short-term promissory note to an unrelated party due 60 days from the date of issuance. The note bears interest at a rate of 12% per annum, and the Company has the right to pre-pay with no penalty or premium. The Company’s obligation to repay the note was secured by the grant of a security interest in the assets of the Company.

Sale of Common Stock

On July 20, 2018, the Company received cash proceeds of $500,000 in connection with a subscription agreement with an investor to sell 769,231 common shares at $0.65 per share. This closed a private placement offering of shares of its common stock (the “Offering”). The Company had commenced the Offering in late 2017.

In accordance with ASC 855, Company’s management reviewed all material events through the date of this filing and determined that there were the following material subsequent events to report:

Common Stock

From January 1, 2018, through March 29, 2018, the Company issued 3,200,658 shares of Common Stock for $1,017,925 in cash in connection and $500,000 in subscription receivables with a private placement offering.

On January 26, 2018, an option holder exercised 98,955 options for common stock for $10,602.

On March 21, 2018, the Company’s Board of Directors voted to grant to sixteen individuals options to purchase up to an aggregate of 1,500,000 shares of the Company’s common stock. The terms of the options are as follows: the options vest one-third on the first anniversary of the date of grant; one-third on the second anniversary of the date of grant; and one-third on the third anniversary of the date of grant; the options have a contractual life of eight years from the date of grant; and the exercise price is $0.65, which was the market price of the options on the date of the grant.  The number of options granted ranges from 25,000 to 250,000, depending on the individual.  Included in the grants were options to purchase up to 250,000 shares to Edward Cox, the Company’s President and Chief Executive Officer, and options to purchase up to 250,000 shares to David Keene, the Company’s Chief Technical Officer.  The options were not issued pursuant to a stock option or stock incentive plan. As of March 28, 2018, 1,500,000 options had been issued.

Hatch Agreement

On January 20, 2018, the Company entered into a Standard Services Agreement (the “SSA”) with Hatch International Limited relating to the creation and manufacture of the Tablets and related hardware. The Company agreed to pay an aggregate of $602,000 for the setup, creation, and manufacture of the initial 5,000 Tablets.